Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenues	[1]	$ 192,881	$ 146,366
Cost of revenues		(225,240)	(167,868)
Gross loss		(32,359)	(21,502)
Operating expenses
General and administrative expenses		(71,240)	(39,292)
Reversal of revaluation loss on digital assets			2,695
Loss on disposition of property, plant and equipment and deposits		(336)	(1,778)
Impairment on short-term prepaid deposits, property, plant and equipment and assets held for sale		(3,628)	(12,252)
Operating loss		(107,563)	(72,129)
Net financial income (expenses)		39,210	(37,194)
Net loss before income taxes		(68,353)	(109,323)
Income tax recovery		14,290	401
Net loss		(54,063)	(108,922)
Item that will not be reclassified to profit or loss:
Change in revaluation surplus - digital assets, net of tax		39,120	9,242
Total comprehensive loss, net of tax		$ (14,943)	$ (99,680)
Loss per share
Basic (in Dollars per share)		$ (0.13)	$ (0.42)
Diluted (in Dollars per share)		$ (0.13)	$ (0.42)
Basic (in Shares)		414,669,947	262,237,117
Diluted (in Shares)		414,669,947	262,237,117

[1]	Revenues are presented based on the geographical contribution of computational power used for hashing calculations (measured by hashrate) or sales to external customers. During the years ended December 31, 2024 and 2023, the Company earned 97% and 97% of its revenues, respectively, from one Mining pool operator. The Company has the ability to switch Mining Pools or to mine independently at any time.